Retirement Benefits Plan (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of defined contribution plans

Years ended December 31,	2021	2020	2019
Defined contribution plans	$4,567	$4,514	$5,485
401(k) matched savings plan	3,025	3,912	4,556

Net pension expense	$7,592	$8,426	$10,041